Financial instruments - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) T	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 GBP (£) T	Dec. 31, 2016 GBP (£)
Disclosure of detailed information about borrowings [line items]
Book value	$ 178,400,000	$ 176,000,000
Borrowing costs	2,500,000	1,800,000
Cash held in escrow	700,000	0
Exchange differences on translation of foreign operations	11,600,000	(13,100,000)	$ (8,600,000)
Bank and other loans	108,800,000	121,000,000	131,600,000
Committed Banking Facilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	150,000,000	150,000,000
Bank and other loans	21,300,000	32,800,000
Letters of credit
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	9,500,000	8,600,000		£ 7.0	£ 7.0
Bank and other loans	0	0
Bonding Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	4,100,000	3,700,000		3.0	3.0
Bank and other loans	1,400,000	1,300,000		£ 1.0	£ 1.0
Forward foreign currency exchange rate contracts
Disclosure of detailed information about borrowings [line items]
Gain (loss) on hedge recognized in equity	(700,000)	3,100,000	(400,000)
Gain (loss) on hedge recognized in profit	$ 600,000	900,000	(100,000)
LME derivative contracts
Disclosure of detailed information about borrowings [line items]
Contract totals | T	3,000			3,000
Gain (loss) on hedge recognized in equity	$ (1,200,000)	600,000	3,700,000
Foreign currency translation risk disclosures
Disclosure of detailed information about borrowings [line items]
Gain (loss) on hedge recognized in equity		13,100,000	$ 8,600,000
Bank and other loan notes
Disclosure of detailed information about borrowings [line items]
Book value	111,300,000	122,800,000
Bank and other loan notes | USD
Disclosure of detailed information about borrowings [line items]
Book value	$ 105,500,000	$ 117,000,000